Other liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current
Profit-sharing and other employee related obligations	[1]	$ 8,579	$ 4,509
Non-current
Other employee related obligations		$ 1,113	$ 1,149

[1]	Profit sharing and other employee related obligations